Deferred consideration (Tables)	12 Months Ended
Dec. 31, 2024
Contingent Consideration [Abstract]
Schedule of Carrying Amount for the Reporting Periods
The carrying amounts for the reporting periods can be analyzed as follows:

Gross carrying amount	$

As at January 1, 2023	3,689,755
Remeasurement gain	(156,047)
Accretion of interest	159,904
As at December 31, 2023	3,693,612
Remeasurement gain	-
Repayment	(4,000,000)
Accretion of interest	306,388
As at December 31, 2024	-